Other Equity Instruments - Summary of Coupon Details - Junior Perpetual Capital Securities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other equity instruments [Line Items]
Borrowings	€ 13,635	€ 13,153
Junior perpetual capital securities [member]
Disclosure of other equity instruments [Line Items]
Borrowings	€ 3,008	€ 3,008
USD 500 million [member]
Disclosure of other equity instruments [Line Items]
Coupon rate	6.50%	6.50%
Borrowings currency	USD	USD
Coupon date, as of	Quarterly, December 15	Quarterly, December 15
Year of next call	2018	2018
USD 500 million [member] | Junior perpetual capital securities [member]
Disclosure of other equity instruments [Line Items]
Borrowings	€ 424	€ 424
USD 250 million [member]
Disclosure of other equity instruments [Line Items]
Coupon rate	floating LIBOR rate	floating LIBOR rate
Borrowings currency	USD	USD
Coupon date, as of	Quarterly, December 15	Quarterly, December 15
Year of next call	2018	2018
USD 250 million [member] | Junior perpetual capital securities [member]
Disclosure of other equity instruments [Line Items]
Borrowings	€ 212	€ 212
USD 500 million [member]
Disclosure of other equity instruments [Line Items]
Coupon rate	floating CMS rate	floating CMS rate
Borrowings currency	USD	USD
Coupon date, as of	Quarterly, July 15	Quarterly, July 15
Year of next call	2018	2018
USD 500 million [member] | Junior perpetual capital securities [member]
Disclosure of other equity instruments [Line Items]
Borrowings	€ 402	€ 402
USD 1 billion [member]
Disclosure of other equity instruments [Line Items]
Coupon rate	6.375%	6.375%
Borrowings currency	USD	USD
Coupon date, as of	Quarterly, June 15	Quarterly, July 15
Year of next call	2018	2018
USD 1 billion [member] | Junior perpetual capital securities [member]
Disclosure of other equity instruments [Line Items]
Borrowings	€ 821	€ 821
EUR 950 million [member]
Disclosure of other equity instruments [Line Items]
Coupon rate	floating DSL rate	floating DSL rate
Borrowings currency	EUR	EUR
Coupon date, as of	Quarterly, July 15	Quarterly, July 15
Year of next call	2018	2018
EUR 950 million [member] | Junior perpetual capital securities [member]
Disclosure of other equity instruments [Line Items]
Borrowings	€ 950	€ 950
EUR 200 million [member]
Disclosure of other equity instruments [Line Items]
Coupon rate	6.00%	6.00%
Borrowings currency	EUR	EUR
Coupon date, as of	Annually, July 21	Annually, July 21
Year of next call	2018	2018
EUR 200 million [member] | Junior perpetual capital securities [member]
Disclosure of other equity instruments [Line Items]
Borrowings	€ 200	€ 200